Working Capital - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Working Capital [Abstract]
Excess Of Current Liabilities Over Current Assets	$ 171,182
Construction installments in 2012	463,476
Loan Facilities Value Not Waived For Loan Covenant Breaches	$ 230,000